UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-06687

The Gabelli Money Market Funds

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli U.S. Treasury Money Market Fund

Semiannual Report — March 31, 2023

(Y)our Portfolio Management Team

Judith A. Raneri Portfolio Manager BS, Iona College	Ronald S. Eaker Portfolio Manager BS, Pennsylvania State University

To Our Shareholders,

The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semiannual and annual shareholder reports in filings with the Securities and Exchange Commission (SEC) on Form N-CSR. This certification would cover the portfolio managers’ commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Portfolio Holdings

On a monthly basis, The Gabelli U.S. Treasury Money Market Fund makes available a complete schedule of portfolio holdings. Shareholders may obtain this information at www.gabelli.com, by calling the Fund at 800-GABELLI (800-422-3554), or on the SEC’s website at www.sec.gov.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Gabelli U.S. Treasury Money Market Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2022 through March 31, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/22	03/31/23	Ratio	Period *
The Gabelli U.S. Treasury Money Market Fund
Actual Fund Return
Class AAA	$1,000.00	$1,019.60	0.08%	$0.40
Class A	$1,000.00	$1,019.60	0.08%	$0.40
Class C	$1,000.00	$1,019.60	0.08%	$0.40
Hypothetical 5% Return
Class AAA	$1,000.00	$1,024.53	0.08%	$0.40
Class A	$1,000.00	$1,024.53	0.08%	$0.40
Class C	$1,000.00	$1,024.53	0.08%	$0.40

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2023:

The Gabelli U.S. Treasury Money Market Fund

U.S. Treasury Bills	96.0%	Other Assets and Liabilities (Net)	(1.7)%
U.S. Treasury Notes	5.7%	Net Assets	100.0%

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli U.S. Treasury Money Market Fund

Statement of Net Assets

March 31, 2023 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 101.7%
	U.S. Treasury Bills — 96.0%
$3,471,229,500	4.287% to 5.098%†, 04/04/23 to 09/07/23	$3,449,385,658

	U.S. Treasury Notes — 5.7%
205,285,000	4.716% to 4.931%, 01/31/24 to 01/31/25(a)	205,208,546

TOTAL INVESTMENTS
(Cost $3,654,594,204)	101.7%	3,654,594,204

Receivable for Fund shares sold	0.6%	20,320,406
Payable for investments purchased	(1.5)%	(54,347,094)
Payable for Fund shares redeemed	(0.8)%	(26,148,329)
Payable to Manager	(0.0)%	(237,528)
Other assets	0.0%	989,443
Other Assets and Liabilities (Net)	(1.7)%	(59,423,102)
NET ASSETS
(applicable to 3,595,230,739 shares outstanding)	100.0%	$3,595,171,102
Net Assets Consist of:
Paid-in capital		$3,595,231,860
Total accumulated losses		(60,758)
TOTAL NET ASSETS		$3,595,171,102
SHARES OF BENEFICIAL INTEREST, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($3,577,316,158 ÷ 3,577,374,316 shares outstanding)		$1.00
Class A:
Net Asset Value, offering, and redemption price per share ($16,534,776 ÷ 16,535,906 shares outstanding)		$1.00
Class C:
Net Asset Value, offering, and redemption price per share ($1,320,168 ÷ 1,320,517 shares outstanding)		$1.00

†	Represent range of annualized yields at dates of purchase.

(a)	The interest rates for the floating rate notes will change periodically based on either the prime rate or an index of market rates. The reflected range of rates and final maturity dates are those in effect as of March 31, 2023.

Statement of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

Investment Income:
Interest	$58,114,023
Expenses:
Management fees	1,155,101
Total Expenses	1,155,101
Net Investment Income	56,958,922
Net Realized Loss on investments	(23,288)
Net Increase in Net Assets Resulting from Operations	$56,935,634

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:
Net investment income	$56,958,922	$14,360,564
Net realized loss on investments	(23,288)	(34,917)
Net Increase in Net Assets Resulting from Operations	56,935,634	14,325,647

Distributions to Shareholders:
Class AAA	(56,773,607)	(14,320,254)
Class A	(158,244)	(43,581)
Class C	(27,071)	(8,097)
Total Distributions to Shareholders	(56,958,922)	(14,371,932)

Shares of Beneficial Interest Transactions ($1.00 per share):
Proceeds from shares issued
Class AAA	3,133,395,577	4,584,697,207
Class A	10,897,211	2,874,536
Class C	274,583	1,372,374
Total proceeds from shares issued	3,144,567,371	4,588,944,117

Proceeds from reinvestment of distributions
Class AAA	55,359,503	13,737,149
Class A	155,402	42,509
Class C	26,068	7,557
Total proceeds from reinvestment of distributions	55,540,973	13,787,215

Cost of shares redeemed
Class AAA	(2,326,878,169)	(3,514,104,735)
Class A	(1,711,551)	(2,408,333)
Class C	(336,702)	(1,690,450)
Total cost of shares redeemed	(2,328,926,422)	(3,518,203,518)

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	871,181,922	1,084,527,814

Net Increase in Net Assets	871,158,634	1,084,481,529

Net Assets:
Beginning of year	2,724,012,468	1,639,530,939
End of period	$3,595,171,102	$2,724,012,468

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions				Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized Gain (Loss) on Investments		Total from Investment Operations	Net Investment Income(a)	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Net of Fees Waived, Reimbursed, and Assumed by the Manager(b)		Operating Expenses Before Fees Waived, Reimbursed, and Assumed by the Manager
Class AAA
2023(c)	$1.0000	$0.0202	$(0.0000)		$0.0202	$(0.0202)	$(0.0202)	$1.0000	1.96%	$3,577,316	3.91	%(d)	0.08	%(d)	0.08	%(d)
2022	1.0000	0.0074	(0.0010)		0.0064	(0.0064)	(0.0064)	1.0000	0.61	2,715,462	0.61		0.07	(e)	0.08
2021	1.0000	0.0001	0.0000	(f)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	1,631,179	0.01		0.07	(e)	0.08
2020	1.0000	0.0092	0.0003		0.0095	(0.0095)	(0.0095)	1.0000	0.94	2,801,348	0.92		0.08		0.08
2019	1.0000	0.0224	0.0000	(f)	0.0224	(0.0224)	(0.0224)	1.0000	2.26	2,913,094	2.24		0.08		0.08
2018	1.0000	0.0149	(0.0000	)(f)	0.0149	(0.0149)	(0.0149)	1.0000	1.49	1,997,807	1.49		0.08		0.08
Class A
2023(c)	$1.0000	$0.0202	$(0.0000)		$0.0202	$(0.0202)	$(0.0202)	$1.0000	1.96%	$16,535	3.91	%(d)	0.08	%(d)	0.08	%(d)
2022	1.0000	0.0074	(0.0010)		0.0064	(0.0064)	(0.0064)	1.0000	0.61	7,194	0.61		0.07	(e)	0.08
2021	1.0000	0.0001	0.0000	(f)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	6,685	0.01		0.07	(e)	0.08
2020	1.0000	0.0092	0.0003		0.0095	(0.0095)	(0.0095)	1.0000	0.94	12,952	0.92		0.08		0.08
2019	1.0000	0.0224	0.0000	(f)	0.0224	(0.0224)	(0.0224)	1.0000	2.26	6,327	2.24		0.08		0.08
2018	1.0000	0.0149	(0.0000	)(f)	0.0149	(0.0149)	(0.0149)	1.0000	1.49	7,440	1.49		0.08		0.08
Class C
2023(c)	$1.0000	$0.0202	$(0.0000)		$0.0202	$(0.0202)	$(0.0202)	$1.0000	1.96%	$1,320	3.91	%(d)	0.08	%(d)	0.08	%(d)
2022	1.0000	0.0074	(0.0010)		0.0064	(0.0064)	(0.0064)	1.0000	0.61	1,356	0.61		0.07	(e)	0.08
2021	1.0000	0.0001	0.0000	(f)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	1,667	0.01		0.07	(e)	0.08
2020	1.0000	0.0092	0.0003		0.0095	(0.0095)	(0.0095)	1.0000	0.94	3,966	0.92		0.08		0.08
2019	1.0000	0.0224	0.0000	(f)	0.0224	(0.0224)	(0.0224)	1.0000	2.26	3,044	2.24		0.08		0.08
2018	1.0000	0.0149	(0.0000	)(f)	0.0149	(0.0149)	(0.0149)	1.0000	1.49	2,402	1.49		0.08		0.08

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Net investment income per Class AAA, Class A, and Class C Shares before expenses reimbursed by the Manager for the fiscal years ended September 30, 2022 and 2021 was $0.0061 and $0.0001, respectively. There was no expense reimbursement for the six months ended March 31, 2023 and the fiscal years ended September 30, 2020, 2019, and 2018.

(b)	Effective October 1, 2017, the Manager assumed all expenses of operating the Fund except the annual Management Fee of 0.08%.

(c)	For the six months ended March 31, 2023, unaudited.

(d)	Annualized.

(e)	During the fiscal years ended September 30, 2022 and 2021, the Manager waived management fees of $117,816 and $265,420 to prevent a negative yield.

(f)	Amount represents less than $0.00005 per share.

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli U.S. Treasury Money Market Fund, the sole series of The Gabelli Money Market Funds (the Trust), was organized on May 21, 1992 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on the markets in general and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. The Fund values securities utilizing the amortized cost valuation method which approximates market value and is permitted under Rule 2a-7, as amended, under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

Valuation Inputs	Investments In Securities (Market Value)
Level 2 - Other Significant Observable Inputs*	$3,654,594,204

* Level 2 holdings consist of U.S. Government Obligations.

In 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations which structurally changed the way that certain money market funds operate. Since the Fund invests only in U.S. Treasury securities, it will continue to transact at a stable $1.00 share price.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on long term debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable.

Determination of Net Asset Value. In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Distributions to Shareholders. Distributions from investment income (including net short term realized capital gains) are declared daily and paid monthly. Distributions from net long term capital gains, if any, are paid annually. Book/tax differences of distributions are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

For the fiscal year ended September 30, 2022, the tax character of distributions was all ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At March 31, 2023, there was no tax adjustment to the cost of investments.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2023, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2023, Gabelli Funds, LLC (the Manager) has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Manager will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 28, 2024 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2023, there were no borrowings under the line of credit.

4.  Shares of Beneficial Interest. The Fund offers three classes of shares - Class AAA Shares, Class A Shares, and Class C Shares. Class A Shares and Class C Shares are offered only as an exchange option for

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Unaudited) (Continued)

shareholders holding Class A or Class C Shares of other funds within the Fund complex. Class A Shares and Class C Shares are not available for direct investment by shareholders.

5.  Agreements with Affiliated Parties. During the six months ended March 31, 2023, the Distributor retained a total of $478 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Trust has entered into a management agreement (the Management Agreement) with the Manager, which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.08% of the value of the Fund’s average daily net assets. In accordance with the Management Agreement, effective October 1, 2017, the Manager provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays all expenses of operating the Fund (excluding brokerage costs, interest, taxes, and extraordinary expenses). In addition, the Manager may voluntarily reimburse expenses to the extent necessary to assist the Fund in attempting to prevent a negative yield.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6.  Significant Shareholder. As of March 31, 2023, 27.17% of the Fund was beneficially owned by the Manager and its affiliates, including managed accounts for which the affiliates of the Manager have voting control but disclaim pecuniary interest.

7.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli U.S. Treasury Money Market Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited)

Section 15(c) of the 1940 Act contemplates that the Board of Trustees (the Board) of the Fund, including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not interested persons of the Trust, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing Management Agreement (the Agreement) and approve any newly proposed terms therein. At a meeting held on November 9, 2022, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.

1) The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Management Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and non-Independent Board Members of the Fund. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Management Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources were adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its peer group of other SEC registered funds. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended September 30, 2022, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of all retail U.S. Treasury money market funds, regardless of asset size

The Gabelli U.S. Treasury Money Market Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited) (Continued)

or primary channel of distribution (the Performance Peer Group). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was in the top quintile of its Performance Peer Group for the one, three, five, and ten year periods and concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Management Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Management Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (the Expense Peer Group). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. In particular, the Board Members noted that the Fund’s advisory fee was below the Expense Peer Group median and that the total expense ratio was below the Expense Peer Group median.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser as a result of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro Forma Income Statements of the Adviser for the fiscal year ended December 31, 2021. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that, under foreseeable conditions, they were unable to assess at this time whether economies of scale would be

The Gabelli U.S. Treasury Money Market Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited) (Continued)

realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors.

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser did not use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s management fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Management Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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THE GABELLI U.S. TREASURY MONEY MARKET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Judith A. Raneri joined GAMCO Investors, Inc. in 1989. Currently she is the Vice President and Senior Portfolio Manager of Gabelli Funds, LLC responsible for managing the Fund. Ms. Raneri received a BS with honors in Finance from Iona College.

Ronald S. Eaker joined GAMCO Investors, Inc. in 1987. Currently he is a Managing Director of Gabelli Fixed Income, LLC and a portfolio manager of Gabelli Funds, LLC. Mr. Eaker manages short term cash products and high grade intermediate fixed income products. Prior to joining Gabelli, Mr. Eaker was affiliated with Frank Henjes & Co. He is a graduate of Pennsylvania State University with a BS in Finance.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group, Inc.

Elizabeth C. Bogan
Senior Lecturer,
Princeton University

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

Robert C. Kolodny
Physician,
Principal of KBS
Management LLC

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

OFFICERS

John C. Ball
President and Treasurer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

Ronald S. Eaker
Vice President

Judith Raneri
Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT

DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB404Q123SR

GABELLI
FUNDS

THE GABELLI U.S. TREASURY MONEY MARKET FUND

Semiannual Report
March 31, 2023

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Money Market Funds

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 2, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 2, 2023

* Print the name and title of each signing officer under his or her signature.